DERIVATIVES - Net Investment Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Hedging | Foreign currency translation adjustment
Derivative gain (losses)
Gain (loss) recognized in OCI, effective portion, net	$ 855	$ (600)	$ (569)